1996 semiannual report

IDS
Extra
Income
Fund

(icon of)  two coins

The primary goal of IDS Extra Income Fund, Inc. is to provide high current income. Capital growth is a secondary goal.

Distributed by American Express Financial Advisors Inc.

(icon of)  two coins

Bonds with something extra

Bonds aren't necessarily conservative securities strictly for people willing to settle for modest returns.
High-yield corporate bonds, for example, are actually quite aggressive investments, offering high potential returns to investors willing to take more risk.
These are the bonds that IDS Extra Income Fund invests in. High-yield bonds are issued by a wide range of companies -- from well-established ones that might be experiencing financial difficulty to new, rapidly growing ones that have yet to build a credit history.
Importantly, the Fund spreads its investments among many bonds representing many types of businesses. This helps to reduce the investment risk for shareholders.

Contents
From the president                            3
From the portfolio manager                    3
The Portfolio's Ten largest holdings          5
Financial statements (Fund)                   6
Notes to financial statements (Fund)          9
Financial statements (Portfolio)             19
Notes to financial statements (Portfolio)    22
Investments in securities                    29
Board members and officers                   43
IDS mutual funds                             44

         To our shareholders

(picture of) William Pearce

William R. Pearce
President of the Fund

(picture of) Jack Utter

Jack Utter
Portfolio manager

From the president
If you're an experienced investor, you know that the past two years have been unusually strong ones in many worldwide financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets. On June 10, 1996, the Fund began investing its assets in High Yield Portfolio instead of directly in securities of individual companies. Following the Portfolio Managers letter are the financial statements of both the Fund and Portfolio. The notes to the financials and the prospectus go into more detail of how the new structure works.

William R. Pearce

From the portfolio manager
High-yield bonds continued to gain ground during the first half of the fiscal year, setting the stage for a positive return by IDS Extra Income Fund. For the June through November 1996 period, the total return (which includes net asset value change and dividends) for the Fund's Class A shares was 5.4%. The factors that had fueled the high-yield segment of the bond market in recent years - moderate economic growth, low inflation, mostly low long-term interest rates and good corporate profits - remained in place during the past six months. In such an environment, high-yield bonds typically attract more investment capital, as their above-average interest payments are complemented by an increased likelihood that their corporate issuers will be able to meet their principal and interest obligations. As they had for some time, high-yield bonds outperformed the overall bond market for much of the past six months, although their advance was less impressive than in previous periods. A September rally In fact, performance was rather modest through the summer, as investors tried to sort out which way the economy and inflation were headed. By September, the prevailing view was that the economy would not overheat and take inflation with it. That injected a dose of optimism into the market that sent long-term interest rates lower and bond values sharply higher. The Fund gained nearly 3% in September alone. As has long been the case, Fund performance benefited from holding more B-rated bonds than is common for most high-yield funds. (B is one grade below a BB rating, which is the highest in the below-investment-grade category.) In recent years, careful securities research has allowed the Fund to enjoy the greater yield that B-rated bonds provide while experiencing relatively few credit problems. Also enhancing performance was the strategy of maintaining a low cash-reserve level (about 5% of assets) in the portfolio, as high-yield bonds generated a far-better return than cash-equivalent investments. Best performers As for market sectors, bond holdings among telecommunications and media companies - two substantial exposures in the portfolio continued to generate above-average returns. On the other hand, gaming-company bonds, which had been strong performers for the Fund in recent years, were generally weak during the period. As for the rest of the fiscal year, the investment environment is little changed from several months ago: The economy appears to be experiencing moderate growth, and inflation seems well-behaved. Mitigating against those positives is the likelihood of weaker corporate profits in 1997. In light of that, I have begun to upgrade the overall quality of the portfolio, which should make it less vulnerable to possible credit concerns in the high-yield market.


Jack Utter


Class A
         6-month performance
(All figures per share)
Net asset value (NAV)
Nov. 30, 1996              $4.36
May 31, 1996               $4.34
Increase                   $0.02

Distributions
June 1, 1996 - Nov. 30, 1996
From income                $0.21
From capital gains         $  --
Total distributions        $0.21

Total return*              +5.4%**

Class B
         6-month performance
(All figures per share)
Net asset value (NAV)
Nov. 30, 1996              $4.36
May 31, 1996               $4.34
Increase                   $0.02

Distributions
June 1, 1996 - Nov. 30, 1996
From income                $0.20
From capital gains         $  --
Total distributions        $0.20

Total return*              +5.0%**

Class Y
         6-month performance
(All figures per share)
Net asset value (NAV)
Nov. 30, 1996              $4.36
May 31, 1996               $4.34
Increase                   $0.02

Distributions
June 1, 1996 - Nov. 30, 1996
From income                $0.21
From capital gains         $  --
Total distributions        $0.21

Total return*              +5.4%**


         *The prospectus discusses the effect of sales charges, if any, on the various classes.
        **The total return is a hypothetical investment in the Fund with all distributions reinvested.

The Portfolio's ten largest holdings

High Yield Portfolio

The ten holdings here make up 10.19% of the Portfolio's total net assets.
-----------------------------------------------------------------------

                                         Percent                 Value
                           (of Fund's net assets) (as of Nov. 30, 1996)
-----------------------------------------------------------------------

Trump Atlantic City Funding               1.68%            $46,976,500
11.25% 1st Mtge 2006

Gaylord Container                         1.10              30,800,000
12.75% Sr Sub Disc Deb 2005

Adelphia Communications                   1.05              29,292,222
9.50% Pay-in-kind 2004

Plitt Theatres                            1.03              28,685,500
10.875% 2004

Cablevision Systems                        .96              26,870,976
11.125% Pay-in-kind

Revlon Worldwide                           .93              25,875,000
11.52% Zero Coupon Sr Disc Nts 1998

U.S. Treasury                              .91              25,588,080
7% 2006

Specialty Equipment                        .89              24,901,875
11.375% Sr Sub Nts 2003

ISP Holdings                               .83              23,325,750
9.75% Sr. Nts 1999

Norcal Waste Systems                       .80              22,330,000
12.75% Sr Nts

Financial statements
Statement of assets and liabilities
IDS Extra Income Fund,Inc.
Nov. 30, 1996

                                    Assets
                                                                    (Unaudited)
Investment in High Yield Portfolio (Note 1)                      $2,796,669,546

                                    Liabilities

Dividends payable to shareholders                                     1,945,258
Accrued distribution fee                                                 17,334
Accrued service fee                                                      26,553
Accrued transfer agency fee                                              27,779
Accrued supplemental transfer agency fee                                    159
Accrued administrative services fee                                       6,889
Other accrued expenses                                                   99,117

Total liabilities                                                     2,123,089

Net assets applicable to outstanding capital stock               $2,794,546,457


                                    Represented by

Capital stock -- authorized 10,000,000,000
  shares of $.01 par value (Note 1)                              $    6,415,496
Additional paid-in-capital                                        2,946,677,299
Undistributed net investment income                                     704,894
Accumulated net realized loss (Note 1)                             (251,981,619)
Unrealized appreciation of investments and on
  translation of assets and liabilities in foreign currencies        92,730,387

Total - representing net assets applicable to outstanding
  capital stock                                                  $2,794,546,457

Net assets applicable to outstanding shares:
                                     Class A                     $2,367,023,663
                                     Class B                     $  427,519,031
                                     Class Y                     $        3,763
Net asset value per share of outstanding capital stock:
                                     Class A shares 543,395,655  $         4.36
                                     Class B shares  98,153,059  $         4.36
                                     Class Y shares         864  $         4.36

See accompanying notes to financial statements.


Statement of operations
IDS Extra Income Fund, Inc.
Six months ended Nov. 30, 1996 (Unaudited)
                                                    Investment Income

                                                      June 1, 1996 to  June 10, 1996 to            Total
                                                         June 9, 1996     Nov. 30, 1996
                                                      (Notes 1 and 4)

Income:
Dividends                                               $         --       $ 10,294,069     $ 10,294,069
Interest                                                   4,448,638        116,106,451      120,555,089
                                                           ---------        -----------      -----------

Total Income                                                4,448,638       126,400,520      130,849,158

Expenses (Note 2):
Investment management services fee                            263,749                --          263,749
Distribution fee -- Class B                                    38,787         1,236,501        1,275,288
Transfer agency fee                                            42,993         1,125,823        1,168,816
Incremental transfer agency fee -- Class B                        363            11,528           11,891
Service fee
   Class A                                                     71,775         1,842,236        1,914,011
   Class B                                                      9,050           287,804          296,854
Administrative services fee                                    21,343           564,991          586,334
Compensation of board members                                     280             3,500            3,780
Compensation of officers                                          245             6,125            6,370
Custodian fees                                                  1,862                --            1,862
Postage                                                         3,640            91,000           94,640
Registration fees                                               7,502           145,015          152,517
Reports to shareholders                                           140             3,500            3,640
Audit fees                                                        280             1,750            2,030
Administrative                                                    223             4,707            4,930
Other                                                             337             3,132            3,469

Total expenses                                                462,569         5,327,612        5,790,181
   Earnings credits on cash balances (Note 4)                 (1,015)                --          (1,015)
                                                              -------                --          -------

                                                              461,554         5,327,612        5,789,166
Expenses, including investment management services fee,
   allocated from High Yield Portfolio                             --         7,083,953        7,083,953
                                                                   --         ---------        ---------

Total net expenses                                            461,554        12,411,565       12,873,119
                                                              -------        ----------       ----------

Investment income -- net                                    3,987,084       113,988,955      117,976,039

                                    Realized and unrealized gain (loss) -- net

Net realized gain (loss) on security transactions         (3,257,778)         4,423,671        1,165,893
Net change in unrealized appreciation or
     depreciation of investments                         (11,244,894)        26,554,603       15,309,709

Net gain (loss) on investments                           (14,502,672)        30,978,274       16,475,602

Net increase (decrease) in net assets
   resulting from operations                            $(10,515,588)      $144,967,229     $134,451,641

See accompanying notes to financial statements.




Financial statements
Statements of changes in net assets
IDS Extra Income Fund,Inc.

                                                                          Nov. 30, 1996     May 31, 1996
                                                                             Six months      Nine months
                                                                                  ended            ended
                                                                            (Unaudited)
                                    Operations and distributions
Investment income -- net                                                   $117,976,039   $  141,910,062
Net realized gain on investments                                              1,165,893       30,587,183
Net change in unrealized appreciation or
     depreciation of investments                                             15,309,709       63,851,546
                                                                             ----------       ----------

Net increase in net assets resulting from operations                        134,451,641      236,348,791
                                                                            -----------      -----------

Distributions to shareholders from:
   Net investment income
     Class A                                                              (108,679,911)    (131,968,668)
     Class B                                                               (15,368,897)     (10,053,530)
     Class Y                                                                      (406)         (35,126)
                                                                                  -----         --------

Total distributions                                                       (124,049,214)    (142,057,324)
                                                                          -------------    -------------

                                    Capital share transactions (Note 3)

Proceeds from sales
   Class A shares (Note 2)                                                  347,302,233      409,958,480
   Class B shares                                                           184,875,560      211,284,632
   Class Y shares                                                                 1,076          281,250
Reinvestment of distributions at net asset value
   Class A shares                                                            73,853,891       88,685,134
   Class B shares                                                            12,852,668        8,360,841
   Class Y shares                                                                   411           26,891
Payments for redemptions
   Class A shares                                                         (208,151,192)    (262,062,635)
   Class B shares (Note 2)                                                 (41,802,265)     (33,183,891)
   Class Y shares                                                               (6,815)      (1,890,774)
                                                                                -------      -----------

Increase in net assets from capital share transactions                      368,925,567      421,459,928

Total increase in net assets                                                379,327,994      515,751,395

Net assets at beginning of period                                         2,415,218,463    1,899,467,068

Net assets at end of period
   (including undistributed net investment
    income of $704,894 and $6,778,069)                                   $2,794,546,457   $2,415,218,463
                                                                          =============    =============

See accompanying notes to financial statements.



Notes to financial statements
IDS Extra Income Fund, Inc.
(Unaudited as of Nov. 30, 1996)
_______________________________________________________________________
1. Summary of significant accounting policies

The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in High Yield Portfolio

Effective June 10, 1996, the Fund began investing all of its assets in the High Yield Portfolio (the Portfolio), a series of Income Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. The Portfolio invests primarily in long-term corporate bonds in the lower ranking categories, commonly known as junk bonds.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at Nov. 30, 1996 was 99.98%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's Notes to financial statements, which are included elsewhere in this report.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income
dividend             of             the              calendar              year.

_______________________________________________________________________
2. Expenses and sales charges

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for providing administrative services and serving as transfer agent. Under its Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. Under this agreement, the Fund also pays taxes; audit and certain legal fees; registration fees for shares; office expenses; consultant's fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; and any other expenses properly payable by the Fund approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o    Class A $15.50
o    Class B $16.50
o    Class Y $15.50

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Sales charges received by American Express Financial Advisors, Inc. for distributing Fund shares were $6,784,122 for Class A and $108,978 for Class B for the period ended Nov. 30, 1996. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

Prior to April 30, 1996, the Fund had a retirement plan for its independent board members. The plan was terminated April 30, 1996. The total liability for the plan is $51,123, which will be paid out at some future date.

_______________________________________________________________________
3. Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:

                                       Period ended Nov. 30, 1996
                               Class A          Class B         Class Y
_______________________________________________________________________
Sold                        80,180,631       42,700,912             249
Issued for reinvested
  distributions             17,063,088        2,968,105              95
Redeemed                   (48,099,143)      (9,664,677)         (1,562)
_______________________________________________________________________
Net increase (decrease)     49,144,576       36,004,340          (1,218)
-----------------------------------------------------------------------

                                        Nine months ended May 31, 1996
                               Class A          Class B         Class Y
_______________________________________________________________________
Sold                        96,295,627       49,606,436          67,241
Issued for reinvested       20,843,375        1,956,298           6,442
  distributions
Redeemed                   (61,588,802)      (7,759,632)       (453,087)
_______________________________________________________________________
Net increase (decrease)     55,550,200       43,803,102        (379,404)
-----------------------------------------------------------------------

_______________________________________________________________________
4.  Capital loss carryover

For federal income tax purposes, the Fund had a capital loss carryover of approximately $242,479,000 at Nov. 30, 1996, that if not offset by subsequent capital gains, will expire in 1999 through 2004. It is unlikely the board will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expires.

_______________________________________________________________________
5.  Pre-conversion to Master

Prior to transferring its securities to High Yield Portfolio on June 10, 1996, various transactions took place as stated below.

Expenses and sales charges

Prior to the conversion on June 10, 1996, the Fund paid an investment management fee to AEFC. Subsequent to the conversion, the investment management fee is assessed at the Portfolio level. (See the footnotes to the Portfolio financial statements for the terms of the investment management agreement which remain unchanged.)

During the period from June 1, 1996 to June 9, 1996, the Fund's custodian and transfer agency fees were reduced by $1,015 as a result of earnings credits from overnight cash balances.

Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $36,119,723 and $57,658,250, respectively, for the period from June 1, 1996 to June 9, 1996. Realized gains and losses were determined on an identified cost basis.

Income from securities lending amounted to $546 for the period from June 1, 1996 to June 9, 1996.



-----------------------------------------------------------------------
6. Financial highlights

The tables below show certain important financial information for evaluating the Fund's results.


                           IDS Extra Income Fund, Inc.

                           Performance
                           Financial highlights

                           Fiscal period ended May 31,
                           Per share income and capital changes*


                                                             Class A

                              1996***   1996**  1995     1994    1993    1992     1991    1990     1989    1988    1987

Net asset value,              $4.34    $4.15   $4.02    $4.44   $4.24   $3.72    $3.47   $4.46    $4.67   $4.94   $5.16
beginning of period
                           Income from investment operations:
Net investment income           .20      .28     .39      .43     .47     .44      .42     .46      .53     .53     .53

Net gains (losses)              .03      .20     .13     (.42)    .16     .52      .24   (1.01)    (.20)   (.27)   (.12)
(both realized
and unrealized)

Total from investment           .23      .48     .52      .01     .63     .96      .66    (.55)     .33     .26     .41
operations
                           Less distributions:
Dividends from net             (.21)    (.29)   (.39)    (.43)   (.43)   (.44)    (.41)   (.44)    (.54)   (.53)   (.53)
investment income

Distributions from               --       --      --       --      --      --       --      --       --      --    (.10)
realized gains

Total distributions            (.21)    (.29)   (.39)    (.43)  (.43)    (.44)    (.41)   (.44)    (.54)   (.53)   (.63)

Net asset value,              $4.36    $4.34   $4.15    $4.02  $4.44    $4.24    $3.72   $3.47    $4.46   $4.67   $4.94
end of period
                           Ratios/supplemental data

                                                             Class A

                                1996***  1996**    1995    1994    1993    1992     1991    1990     1989    1988    1987

Net assets, end of              $2,367   $2,145  $1,822  $1,626  $1,547  $1,304     $990    $931   $1,302  $1,186   $1,110
period (in millions)

Ratio of expenses to             .90%+    .94%+    .87%    .79%    .81%    .83%     .88%    .84%     .82%    .81%    .82%
average daily net assets

Ratio of net income             9.06%+    .90%+   9.93%   9.85%  10.03%  11.13%   12.45%  12.28%   11.67%  11.38%  10.34%
to average
daily net assets

Portfolio turnover rate           47%      61%      70%     74%     70%     89%      88%     88%     102%    105%     87%
(excluding short-term
securities)

Average brokerage              $0.0633     --       --       --      --      --       --      --       --      --      --
commission rate+++

Total return++                   5.4%    11.7%    14.2%   (0.2%)  15.8%   26.9%    21.2%  (12.5%)    7.4%    5.8%    8.3%

              *For a share outstanding throughout the period. Rounded to the nearest cent.
             **The Fund's fiscal year-end changed from Aug. 31 to May 31, effective 1996.
            ***Six months ended Nov. 30, 1996 (Unaudited).
              +Adjusted to an annual basis.
             ++Total return does not reflect payment of a sales charge.
            +++Effective  fiscal year 1997, the Fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.





PAGE
                           IDS Extra Income Fund, Inc.


                           Fiscal period ended May 31,
                           Per share income and capital changes*


                                         Class B                          Class  Y

                                1996+++  1996++  1995**           1996+++ 1996++   1995**

Net asset value,                $4.34  $4.15   $3.93             $4.34   $4.15    $3.93
beginning of period
                           Income from investment operations:
Net investment income             .19    .25     .18               .20     .28      .20

Net gains                         .03    .20     .21               .03     .20      .21
(both realized
and unrealized)

Total from investment             .22    .45     .39               .23     .48      .41
operations
                           Less distributions:
Dividends from net               (.20)  (.26)   (.17)             (.21)   (.29)    (.19)
investment income

Net asset value,                $4.36  $4.34   $4.15             $4.36   $4.34    $4.15
end of period
                           Ratios/supplemental data

                                        Class B                           Class  Y

                                1996+++  1996++  1995**           1996+++ 1996++   1995**

Net assets, end of              $269     $270    $76               --      --       $2
period (in millions)

Ratio of expenses to          1.66%+   1.70%+  1.72%+           .70%+   .76%+    .78%+
average daily net assets

Ratio of net income          10.06%+  8.34%+   9.51%+          3.63%+  8.24%+  10.19%+
to average
daily net assets

Portfolio turnover rate         47%     61%      70%             47%     61%      70%
(excluding short-term
securities)

Average brokerage
commission rate#            $0.0633     --       --          $0.0633     --       --

Total return***                5.0%   11.1%     9.9%            5.4%   11.8%    10.4%

             *For a share outstanding throughout the period. Rounded to the nearest cent.
            **Inception date was March 20, 1995 for Class B and Class Y.
           ***Total return does not reflect payment of a sales charge.
             +Adjusted to an annual basis.
            ++The Fund's fiscal year-end was changed from Aug. 31 to May 31, effective 1996.
           +++Six months ended Nov. 30, 1996 (Unaudited).
             #Effective fiscal year 1997, the Fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.


Financial statements
Statement of assets and liabilities
High Yield Portfolio
Nov. 30, 1996

                                            Assets
                                                                    (Unaudited)
Investments in securities, at value (Note 1)
  (identified cost $2,078,592,178)                               $2,801,335,747
Dividends and accrued interest receivable                            56,094,864
U.S. government securities held as collateral (Note 5)                1,028,841
Receivable for investment securities sold                            37,488,542
--------------------------------------------------------------------------------
Total assets                                                      2,895,947,994
--------------------------------------------------------------------------------

                                            Liabilities

Disbursements in excess of cash on demand deposit                    14,017,501
Payable for investment securities purchased                          83,533,771
Payable upon return of securities loaned (Note 5)                     1,028,841
Accrued investment management services fee                               86,639
Other accrued expenses                                                   47,220
--------------------------------------------------------------------------------
Total liabilities                                                    98,713,972
--------------------------------------------------------------------------------
Net assets                                                       $2,797,234,022
--------------------------------------------------------------------------------
See accompanying notes to financial statements.

Statement of operations
High Yield Portfolio
For the period ended June 10, 1996
(commencement of operations) to Nov. 30, 1996

                                Investment income
                                                                    (Unaudited)
Income:
Interest                                                           $116,125,438
Dividends                                                            10,295,842
--------------------------------------------------------------------------------
Total income                                                        126,421,280
--------------------------------------------------------------------------------

Expenses (Note 2):
Investment management services fee                                    7,048,585
Compensation of board members                                             3,500
Custodian fees                                                           46,550
Audit fees                                                                5,250
Administrative                                                              858
Other                                                                     5,792
--------------------------------------------------------------------------------
Total expenses                                                        7,110,535
   Earnings credits on cash balances (Note 2)                           (25,375)
-------------------------------------------------------------------------------
Total net expenses                                                    7,085,160
--------------------------------------------------------------------------------
Investment income -- net                                            119,336,120
--------------------------------------------------------------------------------

                                Realized and unrealized gain -- net

Net realized gain on security transactions                            4,420,244
Net change in unrealized appreciation or depreciation
  of investments                                                     26,567,783
--------------------------------------------------------------------------------
Net gain on investments                                              30,988,027
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $150,324,147
--------------------------------------------------------------------------------
See accompanying notes to financial statements.

Financial Statements
Statement of changes in net assets
High Yield Portfolio
For the period from June 10, 1996
(commencement of operations) to Nov. 30, 1996

                                Operations and distributions

                                                                    (Unaudited)
Investment income -- net                                           $119,336,120
Net realized gain on investments                                      4,420,244
Net change in unrealized appreciation or depreciation
  of investments                                                     26,567,783
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                150,324,147
--------------------------------------------------------------------------------
Net contributions                                                 2,646,879,875
--------------------------------------------------------------------------------
Total increase in net assets                                      2,797,204,022
Net assets at beginning of period (Note 1)                               30,000
--------------------------------------------------------------------------------
Net assets at end of period                                      $2,797,234,022
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

Notes to financial statements
High Yield Portfolio
(Unaudited as to Nov. 30, 1996)
----------------------------------------------------------------------
1. Summary of significant accounting policies

The High Yield Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. High Yield Portfolio invests primarily in long-term corporate bonds in the lower-rating categories, commonly known as junk bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, AEFC contributed $30,000 to the Portfolio. Operations did not formally commence until June 10, 1996, at which time, an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy or sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell stock index futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid high-grade debt securities at least equal to the amount of its commitment. As of Nov. 30, 1996, the Portfolio had entered into outstanding when-issued or forward commitments of $5,825,000.

Foreign currency translations
and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Fund does not amortize premium and discount. Interest income, including level-yield amortization of premium and discount, is accrued daily.

_______________________________________________________________________
2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with American Express Financial Corporation (AEFC) for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.59% to 0.465% annually.

Under the agreement, the Trust also pays taxes and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC; audit and certain legal fees; fidelity bond premiums; registration fees for units; Portfolio office expenses; consultants' fees; compensation of trustees; corporate filing fees; expenses incurred in connection with lending securities of the Portfolio: and any other expenses properly payable by the Trust or Portfolio, approved by the board.

For the period from June 10, 1996 to Nov. 30, 1996, the Portfolio's custodian fees were reduced by $25,375 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

-----------------------------------------------------------------------
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,461,907,793 and $1,106,020,842, respectively, for the period from June 10, 1996 to Nov. 30, 1996. For the same period, the portfolio turnover rate was 47%. Realized gains and losses are determined on an identified cost basis.

-----------------------------------------------------------------------
4.  Lending of portfolio securities

At Nov. 30, 1996, securities valued at $995,000 were on loan to brokers. For collateral, the Portfolio received in U.S. government securities valued at $1,028,841. Income from securities lending amounted to $10,073 for the period ended Nov. 30, 1996. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

-----------------------------------------------------------------------
5.   Illiquid securities

Investments in securities include issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at Nov. 30, 1996 was $111,352,402 representing 3.98% of the net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.


Investments in securities


High Yield Portfolio                             (Percentages represent value of
Nov. 30, 1996 (Unaudited)                    investments compared to net assets)

-------------------------------------------------------------------------------------------------------

Bonds (88.3%)

------------------------------------------------------------------------------------------------------

Issuer                                           Coupon       Maturity          Principal                   Value (a)
                                                   rate           year             amount

----------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities (1.7%)
U.S. Treasury                                      7.00           2006       $ 24,000,000               $  25,588,080
Federal Home Loan Mtge Corp                        7.625          2017              6,148 (b)                   6,334
  Inverse Floater                                  7.26           2024          9,865,946 (k)               9,190,622
                                                   8.80           2023          4,407,829 (k)               3,688,868
Merrill Lynch Mtge Investors                       8.22           2021          9,511,705 (c)               9,302,447

                                                                                                  --------------------
Total                                                                                                      47,776,351

----------------------------------------------------------------------------------------------------------------------
Financial (4.2%)
Banks and savings & loans (0.4%)
First Nationwide Bank
  Sr Sub Nts                                      10.625          2003         10,250,000 (c)              10,941,875

----------------------------------------------------------------------------------------------------------------------
Financial services (2.3%)
Cityscape Financial                               11.00           1998         15,000,000                  15,000,000
GPA Delaware                                       8.75           1998         10,000,000                  10,200,000
Homeside
  Sr Nts                                          11.25           2003         14,225,000 (c)              15,860,875
Malan Realty Investors REIT
  Cv Sub Deb                                       9.50           2004          2,300,000                   2,190,750
Olympic Financial
  Sr Nts                                          13.00           2000         16,375,000                  18,196,719
Ryder
  Sr Sub Nts                                      10.00           2006          3,500,000 (c)               3,574,375

                                                                                                  --------------------
Total                                                                                                      65,022,719

----------------------------------------------------------------------------------------------------------------------
Insurance (1.5%)
Americo Life
  Sr Sub Nts                                       9.25           2005         15,000,000                  14,850,000
Life Partners
  Sr Sub Nts                                      12.75           2002         10,000,000                  10,837,500
Reliance Group Holdings                            9.75           2003         15,000,000                  15,562,500

                                                                                                  --------------------
Total                                                                                                      41,250,000

----------------------------------------------------------------------------------------------------------------------
Industrial (67.2%)
Aerospace & defense (1.9%)
Alliant Techsystems
  Sr Sub Nts                                      11.75           2003          9,250,000 (c)              10,244,375
K&F Inds
  Sr Sub Nts                                      10.375          2004          4,900,000                   5,157,250
Sequa                                              9.625          1999          3,000,000                   3,108,750
  Sr Sub Nts                                       9.375          2003         20,750,000                  20,931,562
TransDigm
  Sr Secured Nts                                  13.00           2000         14,030,000 (e)              12,907,600

                                                                                                  --------------------
Total                                                                                                      52,349,537

----------------------------------------------------------------------------------------------------------------------
Automotive & related (0.4%)
Penda                                             10.75           2004         12,000,000                  11,040,000

----------------------------------------------------------------------------------------------------------------------
Beverages and tobacco (0.5%)
Stroh Brewery
  Sr Sub Nts                                      11.10           2001         14,887,000                  15,538,306

----------------------------------------------------------------------------------------------------------------------
Building materials & construction (1.0%)
Baldwin                                           10.37           2003          2,750,000 (d)               1,182,500
Presley Companies
  Sr Nts                                          12.50           2001         10,000,000                   9,775,000
Schuller Intl Group
  Sr Nts                                          10.875          2004         12,000,000                  13,320,000
Southdown
  Sr Sub Nts                                      10.00           2006          4,700,000                   4,958,500

                                                                                                  --------------------
Total                                                                                                      29,236,000

----------------------------------------------------------------------------------------------------------------------
Chemicals (1.2%)
ISP Holdings
  Sr Nts                                           9.75           1999         22,215,000 (c)              23,325,750
NL Inds
  Zero Coupon Sr Nts                              10.12           1998         12,000,000 (g)               9,960,000

                                                                                                  --------------------
Total                                                                                                      33,285,750

----------------------------------------------------------------------------------------------------------------------
Communications equipment & services (9.2%)
Celcaribe
  Zero Coupon                                     10.42           1998          3,800,000 (c,g)             4,294,000
  Zero Coupon                                     13.44           1998          7,350,000 (g)               6,174,000
Cencall Communications
  Zero Coupon Sr Nts                              20.74           1999          8,000,000 (g)               5,280,000
Comcast Cellular
  Zero Coupon                                      7.04           2000         10,000,000 (f)               7,225,000
  Zero Coupon                                     11.74           2000         26,900,000 (f)              19,368,000
Communications & Power Inds
  Sr Sub Nts                                      12.00           2005         10,000,000 (c)              10,937,500
Geotek Communications
  Cv                                              12.00           2001          5,000,000 (e)               4,875,000
  Zero Coupon                                     17.41           2000         23,250,000 (g)              14,763,750
GST Telecommunications
  Zero Coupon Cv                                   5.81           2000          2,320,000 (c,g)             1,902,400
Impsat                                            12.125          2003         10,000,000 (c)              10,325,000
Intermedia Communications of Florida
  Sr Nts                                          13.50           2005         15,000,000 (c)              17,175,000
Intl Wireless Communication
  Zero Coupon, Sr Nts                             14.00           2001         14,750,000 (c,f)             8,038,750
MFS Communications
  Sr Dis Nts                                       6.90           1999          8,000,000 (g)               6,920,000
Mobil Telecommunications Technology
  Sr Nts                                          13.50           2002          8,500,000                   8,818,750
Nextlink Communications
  Sr Nts                                          12.50           2006         15,000,000                  15,825,000
Omnipoint
  Sr Nts                                          11.625          2006         15,000,000 (c)              15,825,000
  Sr Nts Series A                                 11.625          2006          5,000,000 (c)               5,275,000
Pagemart Nationwide
  Zero Coupon Sr Nts                              15.80           2000         23,000,000 (c,g)            15,352,500
Peoples Telephone
  Sr Nts                                          12.25           2002          7,000,000                   7,367,500
Pricellular Wire
  Zero Coupon Sr Dis Nts                           2.76           1998          5,000,000 (g)               4,875,000
  Sr Nts                                          10.75           2004          6,500,000 (c)               6,776,250
  Zero Coupon Sr Dis Nts                          10.85           1999         13,350,000 (g)              11,447,625
RSL Communications
  With Warrants                                   12.25           2001          9,500,000 (c)               9,357,500
Sygnet Wireless
  Sr Nts                                          11.50           2006          7,500,000                   7,612,500
Teleport Communications
  Sr Nts Zero Coupon                              11.12           2001         20,000,000 (g)              13,600,000
Winstar Communications
  Zero Coupon Sr Disc Nts                         13.57           2000         20,000,000 (e,g)            11,650,000
  Zero Coupon Sr Sub Disc                         14.50           2000         10,000,000 (e,g)             6,500,000

                                                                                                  --------------------
Total                                                                                                     257,561,025

----------------------------------------------------------------------------------------------------------------------
Computers & office equipment (2.0%)
Advanced Micro Devices
  Sr Nts                                          11.00           2003         14,500,000                  15,714,375
Anacomp
  Sr Sub Nts Pay-in-Kind                          13.00           2002         14,750,000 (m)              15,727,187
Softkey Intl
  Cv                                               5.50           2000          2,500,000 (c)               2,100,000
Unisys
  Sr Nts                                          11.75           2004         15,500,000                  16,236,250
  Sr Nts                                          12.00           2003          8,000,000                   8,400,000

                                                                                                  --------------------
Total                                                                                                      58,177,812

----------------------------------------------------------------------------------------------------------------------
Energy (3.1%)
Abraxas Petroleum
  Sr Nts                                          11.50           2004          4,000,000 (c)               4,140,000
Costilla Energy
  Sr Nts                                          10.25           2006         10,000,000                  10,375,000
Forcenergy
  Sr Sub Nts                                       9.50           2006          5,000,000                   5,200,000
HarCor Energy
  Sr Nts                                          14.875          2002          4,353,000 (c)               5,049,480
HS Resources
  Sr Sub Nts                                       9.25           2006          4,250,000 (c)               4,303,125
  Sr Sub Nts                                       9.875          2003          9,700,000                   9,918,250
Petroleum Heat & Power
  Sub Deb                                          9.375          2006         10,000,000                   9,562,500
Trans Texas Gas
  Sr Secured Nts                                  11.50           2002         15,000,000                  16,237,500
Transamerican Refining
  1st Mtge                                        16.50           2002          9,700,000                   9,603,000
United Meridian
  Sr Sub Nts                                      10.375          2005          5,800,000                   6,322,000
Veritas DGC
  Sr Nts                                           9.75           2003          5,500,000                   5,610,000

                                                                                                  --------------------
Total                                                                                                      86,320,855

----------------------------------------------------------------------------------------------------------------------
Food (1.0%)
Chiquita Brands Intl                               9.625          2004          8,500,000                   8,733,750
Specialty Foods
  Sr Nts                                          10.25           2001         10,000,000 (c)               9,600,000
                                                  11.25           2003         10,000,000 (c)               8,400,000

                                                                                                  --------------------
Total                                                                                                      26,733,750

----------------------------------------------------------------------------------------------------------------------
Furniture & appliances (0.2%)
Lifestyle Furnishings                             10.875          2006          6,500,000 (c)               6,922,500

----------------------------------------------------------------------------------------------------------------------
Health care (0.5%)
Dade Intl
  Sr Sub Nts                                      11.125          2006          5,850,000 (c,e)             6,361,875
Maxxim Medical
  Sr Sub Nts                                      10.50           2001          6,600,000 (c)               6,897,000

                                                                                                  --------------------
Total                                                                                                      13,258,875

----------------------------------------------------------------------------------------------------------------------
Heathcare services (2.4%)
Healthsource
  Cv                                               5.00           2003          3,000,000 (e)               2,373,750
Magellan Health Services
  Sr Sub Nts Cl A                                 11.25           2004         12,500,000 (c)              13,828,125
Merit Behavioral                                  11.50           2005          5,500,000 (c)               5,775,000
Paracelsus Healthcare
  Sr Sub Nts                                      10.00           2006         19,000,000                  16,530,000
Regency Health Services                           12.25           2003          5,000,000                   5,356,250
Tenet Healthcare
  Sr Sub Nts                                      10.125          2005         20,000,000                  22,150,000

                                                                                                  --------------------
Total                                                                                                      66,013,125

----------------------------------------------------------------------------------------------------------------------
Household products (2.4%)
Coty
  Sr Sub Nts                                      10.25           2005          7,000,000                   7,577,500
Rayovac
  Sr Sub Nts                                      10.25           2006         10,175,000 (c)              10,531,125
Remington Product
  Sr Sub Nts                                      11.00           2004          5,000,000 (c)               4,650,000
Revlon Worldwide
  Zero Coupon Sr Disc Nts                         11.52           1998         30,000,000 (c,f)            25,875,000
Samsonite
  Sr Sub Nts                                      11.125          2005          5,000,000                   5,525,000
Twin Laboratories                                 10.25           2006         12,250,000 (e)              12,801,250

                                                                                                  --------------------
Total                                                                                                      66,959,875

----------------------------------------------------------------------------------------------------------------------
Industrial equipment & services (3.0%)
ACF Inds                                          11.60           2000          3,020,000                   3,038,875
Allied Waste North America
  Sr Sub Nts                                      10.25           2004          5,000,000 (c)               5,137,500
Borg-Warner Security
  Sr Sub Nts                                       9.125          2003         10,000,000                   9,462,500
Clark Materials Handling
  Sr Nts                                          10.75           2006          6,500,000 (c)               6,678,750
Goss Graphic Systems
  Sr Sub Nts                                      12.00           2006         10,000,000                  10,100,000
Molten Metal Tehcnology
  Cv Sub Nts                                       5.50           2006          1,500,000 (e)               1,113,750
Motors and Gears
  Sr Nts                                          10.75           2006         11,000,000 (c)              11,261,250
Prime Succession
  Sr Sub Nts                                      10.75           2004         10,000,000 (c)              10,812,500
Specialty Equipment
  Sr Sub Nts                                      11.375          2003         23,300,000                  24,901,875

                                                                                                  --------------------
Total                                                                                                      82,507,000

----------------------------------------------------------------------------------------------------------------------
Leisure time & entertainment (8.5%)
Alliance Entertainment
  Sr Sub Nts                                      11.25           2005         24,000,000 (c)              16,080,000
Alliance Gaming
  Sr Nts                                          12.875          2003         13,850,000                  14,577,125
Boomtown
  1st Mtge                                        11.50           2003         10,000,000 (c)              10,562,500
Casino Magic-Louisiana
  1st Mtge                                        13.00           2003         12,500,000 (c)              12,437,500
Coast Hotels & Casino
  1st Mtge                                        13.00           2002         19,800,000 (c)              21,532,500
Icon Fitness
  Sr Dis Nts                                      14.00           2001         20,000,000 (g)              10,325,000
Lady Luck Gaming
  1st Mtge                                        11.875          2001          5,000,000                   4,850,000
Mohegan Tribal Gaming
  Sr Nts                                          13.50           2002         13,400,000 (c)              17,420,000
Plitt Theatres                                    10.875          2004         27,850,000                  28,685,500
PRT Funding
  Sr Nts                                          11.625          2004          2,000,000                   1,682,500
Stratosphere
  1st Mtge                                         8.68           2002         12,000,000 (d)              11,400,000
Trump Atlantic City Funding
  1st Mtge                                        11.25           2006         49,975,000                  46,976,500
Trump Holdings
  Sr Nts                                          15.50           2005         10,000,000                  11,462,500
United Artists                                    11.50           2002          6,000,000 (c)               6,375,000
United Artists Theatres
  Pass Thru Certs                                  9.30           2015         13,884,723                  12,878,081
Waterford Gaming
  Sr Nts                                          12.75           2003         10,000,000 (c)              10,400,000

                                                                                                  --------------------
Total                                                                                                     237,644,706

----------------------------------------------------------------------------------------------------------------------
Media (10.6%)
Ackerley Communications
  Sr Secured Nts                                  10.75           2003         13,500,000 (c)              14,445,000
Adams Outdoor Advertising
  Sr Nts                                          10.75           2006         15,300,000 (e)              16,103,250
Adelphia Communications
  Pay-in-Kind                                      9.5            2004         34,665,352 (d,m)            29,292,222
  Sr Deb                                          11.875          2004          5,000,000                   4,937,500
American Telecasting
  Zero Coupon                                      8.66           1999          9,606,320 (e,g)             5,955,919
  Zero Coupon Sr Disc Nts                          7.72           2000         10,000,000 (c,g)             5,550,000
Benedek Broadcasting
  Sr Nts                                          11.875          2005          2,500,000                   2,603,125
Benedek Communications
  Zero Coupon Sr Disc Nts                         13.25           2001          9,500,000 (g)               5,225,000
CAI Wireless Systems
  Sr Nts                                          12.25           2002         11,250,000                   9,337,500
Citicasters
  Sr Sub Nts                                       9.75           2004         15,000,000                  15,243,750
CS Wireless Systems
  Zero Coupon With Warrants                       12.79           2001          3,250,000 (c,g)             4,680,000
Echostar Satellite Broadcasting
  Zero Coupon                                     12.84           2000         25,500,000 (g)              19,316,250
Heritage Media Services
  Sr Sub Nts                                       8.75           2006         17,900,000                  17,363,000
Lamar Advertising
  Sr Sub Nts                                       9.625          2006          4,000,000                   4,070,000
Lenfest Communications
  Sr Nts                                           8.375          2005         20,000,000                  19,300,000
Outdoor Systems
  Sr Nts                                           9.375          2006         10,000,000                  10,050,000
Paxson Communications
  Sr Sub Nts                                      11.625          2002          7,000,000                   7,157,500
Pegasus Media & Communications
  Cl B                                            12.50           2005          7,500,000 (c)               8,100,000
People's Choice TV
  Zero Coupon With Warrants                       13.25           2000         23,500,000 (g)               9,165,000
Petersen Publishing
  Sr Sub Nts                                      11.125          2006          6,500,000 (c)               6,662,500
TKR Cable
  Deb                                             10.50           2007          9,525,000                  10,642,378
UIH Australia/Pacific
  Zero Coupon Sr Disc Nts                         14.29           2001         10,000,000 (g)               5,387,500
United Intl Holdings
  Zero Coupon Disc Nts                            11.55           1999         15,000,000 (f)              10,668,750
  Zero Coupon Disc Nts                            12.00           1999         12,600,000 (f)               8,961,750
Universal Outdoor
  Sr Sub Nts                                       9.75           2006         20,000,000                  20,500,000
Viacom Intl
  Sub Deb                                          8.00           2006          8,000,000                   7,740,000
  Sub Deb                                          7.00           2003         15,000,000                  14,412,600
Wireless One
  With Warrants                                   13.00           2003          5,000,000                   4,962,500

                                                                                                  --------------------
Total                                                                                                     297,832,994

----------------------------------------------------------------------------------------------------------------------
Metals (3.1%)
Bar Technologies                                  13.50           2001         10,000,000 (c)              10,100,000
Carbide/Graphite Group
  Sr Nts                                          11.50           2003          9,091,000                   9,954,645
EnviroSource
  Sr Nts                                           9.75           2003         18,750,000                  17,343,750
NS Group                                          12.50           2003         14,000,000 (l)              13,930,000
Ryerson Tull                                       9.125          2006          9,000,000                   9,540,000
WCI Steel
  Sr Nts                                          10.00           2004         10,500,000 (c)              10,591,875
  Sr Nts                                          10.50           2002         14,000,000                  15,785,000

                                                                                                  --------------------
Total                                                                                                      87,245,270

----------------------------------------------------------------------------------------------------------------------
Multi-industry conglomerates (0.7%)
Tally Mfg & Technology
  Sr Nts                                          10.75           2003         18,500,000                  19,101,250

----------------------------------------------------------------------------------------------------------------------
Paper & packaging (6.0%)
BPC Holding
  Sr Nts Pay-in-Kind                              12.50           2006          9,750,000 (m)              10,249,688
Crown Paper
  Sr Sub Nts                                      11.00           2005          7,000,000                   6,475,000
Florida Coast Paper
  1st Mtge                                        12.75           2003         10,000,000                  10,550,000
Gaylord Container
  Sr Sub Disc Deb                                 12.75           2005         28,000,000                  30,800,000
Pacific Lumber
  Sr Nts                                          10.50           2003         10,000,000                  10,050,000
Plastic Container
  Sr Secured Nts                                  10.75           2001         14,200,000                  15,123,000
Repap Wisconsin
  Sr Nts                                           9.875          2006         10,000,000                   9,850,000
Riverwood Intl                                    10.875          2008         15,000,000                  13,650,000
Silgan                                            13.25           2002          5,528,000                   5,659,290
  Sr Sub Nts                                      11.75           2002         10,350,000                  11,048,625
Stone Container
  1st Mtge                                        10.75           2002         10,000,000                  10,437,500
  Sr Nts                                          12.625          1998          4,500,000                   4,798,125
Sweetheart Cup
  Sr Sub Nts                                      10.50           2003         10,000,000                  10,450,000
Warren (SD)
  Sr Nts                                          12.00           2004         16,500,000 (c)              17,407,500

                                                                                                  --------------------
Total                                                                                                     166,548,728

----------------------------------------------------------------------------------------------------------------------
Restaurants & lodging (1.1%)
Flagstar
  Sr Nts                                          10.75           2001         16,000,000                  14,640,000
  Sr Nts                                          10.875          2002          4,000,000                   3,630,000
Hammons (John Q) Hotels
  1st Mtge                                         8.875          2004         12,000,000                  11,910,000

                                                                                                  --------------------
Total                                                                                                      30,180,000

----------------------------------------------------------------------------------------------------------------------
Retail (5.0%)
Dairy Mart Convenience Stores
  Sr Sub Nts Series A                             10.25           2004         18,700,000                  18,045,500
  Sr Sub Nts Series B                             10.25           2004          6,250,000                   6,031,250
Di Giorgio
  Sr Nts                                          12.00           2003         16,000,000                  16,160,000
Grand Union
  Sr Nts                                          12.00           2004          8,000,000                   8,320,000
Home Depot
  Cv                                               3.25           2001          1,000,000                     998,750
Jitney-Jungle Stores
  Sr Nts                                          12.00           2006         10,000,000                  10,650,000
Pathmark Stores
  Zero Coupon Jr Sub Nts                          10.75           1999         13,500,000 (g)               9,247,500
Penn Traffic
  Sr Nts                                           8.625          2003          5,000,000                   4,100,000
Pueblo Xtra Intl
  Sr Nts                                           9.50           2003         19,140,000                  17,943,750
Ralphs Grocery
  Sr Nts                                          10.45           2004         15,000,000                  15,600,000
Saks Holdings
  Cv                                               5.50           2006          3,800,000                   3,871,250
Specialty Retailers                               11.00           2003          6,750,000                   7,028,438
Sports Authority
  Cv                                               5.25           2001          1,550,000 (c)               1,532,562
Stater Brothers Holdings                          11.00           2001         14,500,000                  15,587,500
White Rose Foods
  Zero Coupon                                     12.75           1998          5,000,000 (f)               3,900,000

                                                                                                  --------------------
Total                                                                                                     139,016,500

----------------------------------------------------------------------------------------------------------------------
Textiles & apparel (0.8%)
Hat Brand Holdings                                --              2002          5,000,000 (d,e)             3,000,000
Hosiery Corp of America                           13.75           2002          9,993,175                  10,992,492
US Leather
  Sr Nts                                          10.25           2003          9,000,000                   7,717,500

                                                                                                  --------------------
Total                                                                                                      21,709,992

----------------------------------------------------------------------------------------------------------------------
Miscellaneous (2.6%)
Darling-Delaware
  Sr Sub Nts                                      11.00           2000          9,932,000                   9,894,755
ECM Funding                                       11.92           2002          2,474,310 (e,i)             2,721,741
Newport News Ship
  Sr Sub Nts                                       9.25           2006          4,500,000 (c)               4,601,250
Norcal Waste Systems                              12.75           2005         20,300,000                  22,330,000
Outsourcing Solutions
  Sr Sub Nts                                      11.00           2006          5,500,000 (c)               5,740,625
Pierce Leahy
  Sr Sub Nts                                      11.125          2006          8,750,000 (c)               9,625,000
SC Intl Services
  Sr Sub Nts                                      13.00           2005         15,000,000                  16,800,000

                                                                                                  --------------------
Total                                                                                                      71,713,371

----------------------------------------------------------------------------------------------------------------------
Utilities (2.2%)
Electric
California Energy
  Sr Nts                                           9.50           2006          8,000,000 (c)               8,220,000
  Sr Secured Nts                                   9.875          2003          9,000,000                   9,461,250
First Palo Verde Funding                          10.15           2016          3,193,000                   3,384,580
Long Island Lighting
  Deb                                              8.90           2019          2,000,000                   2,015,220
  Deb                                              9.00           2022          2,000,000                   2,052,720
Midland Funding II                                11.75           2005          5,000,000                   5,575,000
                                                  13.25           2006         12,500,000                  14,656,250
Niagara Mohawk Power
  1st Mtge                                         9.75           2005          9,000,000                   9,536,130
Texas-New Mexico Power
  Secured Deb                                     10.75           2003          7,000,000                   7,560,000

                                                                                                  --------------------
Total                                                                                                      62,461,150

----------------------------------------------------------------------------------------------------------------------
Foreign (13.0%)
APP Intl Finance
  (U.S. Dollar)                                   11.75           2005          6,600,000                   7,029,000
Australis Holdings
  (U.S. Dollar) Zero Coupon With Warrants         14.99           2000         13,400,000 (e,g)             7,772,000
Australis Media
  (U.S. Dollar) Zero Coupon With Warrants         14.92           2000         12,750,000 (g)               7,331,250
Banco Nacional de Comercio Exterior
  (U.S. Dollar)                                    7.25           2004         10,000,000                   8,787,500
Banque Audi                                        9.375          2001          2,300,000 (c)               2,369,000
Cable Systems
 (U.S. Dollar)                                    10.75           1999          2,644,643 (e)               2,591,750
Caguas Humacas
  (U.S. Dollar)                                   10.50           1998         10,263,129 (e)               9,955,235
Celestica Intl
  (U.S. Dollar) Sr Sub Nts                        10.50           2006          5,000,000 (c)               5,187,500
Clearnet Communications
  (U.S. Dollar) Zero Coupon                       15.67           2000         10,800,000 (g)               6,966,000
Doman Inds
  (U.S. Dollar)                                    8.75           2004         10,500,000                   9,870,000
Dominion Textiles
  (U.S. Dollar) Sr Nts                             8.875          2003          5,000,000                   5,050,000
Fresh Del Monte Produce
  (U.S.  Dollar)                                  10.00           2003         22,000,000                  20,707,500
FSW Intl
  (U.S. Dollar) Sr Nts                            12.50           2006          9,000,000 (c)               9,225,000
Govt of Russia
  (U.S. Dollar)                                    6.36           2020         10,000,000 (o)               5,825,000
Grupo Industrial Durango
  (U.S. Dollar)                                   12.625          2003          5,000,000                   5,412,500
Grupo Televisa S.A.
  (U.S. Dollar) Sr Nts                            11.875          2006          4,500,000                   4,995,000
  (U.S. Dollar) Zero Coupon Sr Nts                13.25           2001         18,000,000 (g)              11,790,000
Gulf Canada Resources
  (U.S. Dollar)                                    9.25           2004         13,500,000                  14,377,500
Imexsa Export Trust
  (U.S. Dollar)                                   10.125          2003         10,000,000 (c)              10,500,000
Intl Cabletel
  (U.S. Dollar) Zero Coupon                       11.48           2001         31,000,000 (c,g)            19,878,750
MDC Communications
  (U.S. Dollar) Sr Sub Nts                        10.50           2006         12,100,000                  12,372,250
Newsquest Capital
  (U.S. Dollar) Sr Sub Nts                        11.00           2006          5,000,000 (c)               5,106,250
PLD Telekom
  (U.S. Dollar) With Warrants                     14.42           2001          4,000,000 (g)               3,281,560
Polysindo Intl Fin
  (U.S. Dollar)                                   11.375          2006          9,825,000                  10,611,000
Repap New Brunswick
  (U.S. Dollar) Sr Nts                             9.875          2000          4,400,000                   4,383,500
  (U.S. Dollar) Sr Nts                            10.625          2005         10,600,000                  10,308,500
Republic of Argentina
  (U.S. Dollar) Sr Unsub                          11.00           2006         16,000,000                  16,680,000
Republic of Brazil
  (U.S. Dollar)                                    6.563          2012          3,250,000 (i)               2,405,000
Rogers Cablesystems
  (U.S. Dollar) Sr Secured Nts                     9.625          2002          9,000,000                   9,405,000
Rogers Cantel
  (U.S. Dollar) Sr Sub Nts                        11.125          2002         10,000,000                  10,800,000
Russia-Interest Notes
  (U.S. Dollar)                                    6.597          2049          7,000,000                   4,821,250
Scandinavian Broadcasting
  Cv Sub Deb                                       7.25           2005          3,730,000                   3,622,763
Tarkett Intl
  (U.S. Dollar)                                    9.00           2002         10,000,000 (c)              10,212,500
Telewest
  (U.S. Dollar)                                   11.00           2000         20,000,000 (g)              13,600,000
Tjiwi Kimia
  (U.S. Dollar)                                   13.25           2001         10,000,000                  11,425,000
Transport Maritima Mex
  (U.S. Dollar) Sr Nts                            10.00           2006          7,600,000                   7,676,000
United Mexican States
  (U.S. Dollar)                                   11.50           2026          2,669,000                   2,789,105
  (U.S. Dollar)                                   11.375          2016         15,000,000                  15,525,000
Venezuela
  (U.S. Dollar)                                    6.625          2007          8,000,000 (i)               6,980,000
Viridian
  (U.S. Dollar) Deb                               10.50           2014         10,000,000                  12,350,000
  (U.S. Dollar)                                    9.75           2003          3,500,000                   3,797,500
Vneshekonom Bank
  (U.S. Dollar) Zero Coupon                       24.07           1997         14,000,000                  10,955,000

                                                                                                  --------------------
Total                                                                                                     364,727,663

----------------------------------------------------------------------------------------------------------------------

Total bonds
(Cost: $2,374,255,502)                                                                                 $2,469,076,976

----------------------------------------------------------------------------------------------------------------------

Stocks and other (7.7%)

----------------------------------------------------------------------------------------------------------------------

Issuer                                                                             Shares                   Value (a)

----------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices
  Common                                                                          100,000 (d)            $  2,425,000
Alliance Gaming
  15% Pay-in-Kind Preferred                                                        59,454 (m)               5,581,244
American Communication Services
  Warrants                                                                         17,200 (c)               1,462,000
American Telecasting
  Warrants                                                                         85,225                     191,756
Bar Technologies
  Warrants                                                                         10,000                     550,000
Benedek Communications
  15% Preferred                                                                    70,000 (d)               7,560,000
  Warrants                                                                         70,000                     350,000
Cablevision Systems
  11.125%  Pay-in-Kind Preferred                                                  305,352 (c,m)            26,870,976
  11.75%  Pay-in-Kind Preferred                                                   112,498 (m)              10,518,563
Celcaribe
  Common                                                                        1,195,110 (d)               2,151,198
Chevy Chase
  10.375%  Preferred                                                               82,000                   4,182,000
Chevy Chase Savings
  13% Preferred                                                                   180,000                   5,850,000
Clearnet Communications
  Warrants                                                                         35,640                     271,755
Communications & Power Inds
  14% Preferred                                                                    59,161 (d)               5,993,421
  Common                                                                            3,500 (c)                 379,750
Crown Packaging
  Warrants                                                                         10,000                       5,000
Dairy Mart Convenience Stores
  Warrants                                                                        311,333                     933,999
Earthwatch
  12% Preferred Cv                                                                700,000 (c)               7,000,000
EchoStar Communications
  Common                                                                          100,000 (d)               2,675,000
El Paso Electric
  11.4% Pay-in-kind Preferred                                                      32,528 (m)               3,578,080
First Nationwide Bank
  11.5% Preferred                                                                 166,500                  18,981,000
Foodmaker
  Warrants                                                                          7,000                     173,250
Fresenius Medical Care
  9% Preferred                                                                      5,500                   5,610,000
Gaylord Container
  Common                                                                          437,500 (d)               2,789,063
  Warrants                                                                        562,500                   3,550,781
Geotek Communications
  Warrants                                                                        872,500                   1,308,750
GPA Financial
  8% Preferred Cv                                                                  48,026                   4,774,987
HarCor Energy
  Common                                                                          100,000 (d)                 493,750
  Warrants                                                                        110,000 (c)                 247,500
Harvard Inds
  14.25%  Pay-in-kind Preferred                                                   496,774 (m)               7,948,384
Hat Brand Holdings
  Warrants                                                                         90,346 (e,n)                    --
Hemmeter Enterprises
  Warrants                                                                         36,000 (c,n)                    --
Hosiery Corp of America
  Warrants                                                                         10,000 (c)                  55,000
Houlihan's Restaurant
  Warrants                                                                          5,886                      30,166
IFINT Diversified Holdings
  Common                                                                           42,418 (e)                 890,778
Intermedia Communications
  Warrants                                                                         22,750                   1,137,500
Intl Wireless Communication
  Warrants                                                                         14,750                         148
K-III Communications
  10% Preferred                                                                    75,000 (c)               7,002,188
Kelley Oil & Gas
  $2.625 Cv Preferred                                                             100,000 (d)               2,412,500
Lady Luck
  Pay-in-Kind Preferred                                                            70,484                   2,149,762
Lady Luck Gaming
  Common                                                                          200,000 (d)                 450,000
Nextel Communications
  Warrants                                                                         18,902                         189
Pagemart Nationwide
  Common                                                                           50,750  (c,d)              355,250
Panamsat
  12.75% Pay-in-Kind Preferred                                                        372 (d,m)               453,840
  Common                                                                          150,000 (d)               4,312,500
Pantry Pride
  14.875% Preferred                                                               100,000                  10,250,000
Paxson Communications
  12.5% Pay-in-Kind Preferred                                                      99,800 (m)               9,456,050
Pegasus Media & Communications
  Common                                                                              750 (d)                 253,219
Reliance Group Holdings
  Warrants                                                                        277,791                     664,093
Riggs Natl
  Series B Preferred                                                               72,825                   2,057,306
SD Warren
  14% Preferred                                                                   200,000 (d)               6,600,000
Silgan Holdings
  13.25% Pay-in-Kind Preferred                                                      5,156 (m)               5,510,475
Specialty Foods Acquisition
  Common                                                                          300,000 (d)                 187,500
Station Casinos
  7% Cv Preferred                                                                  50,000                   2,500,000
Supermarket General
   $3.52 Pay-in-Kind  Cv Preferred                                                275,000 (d,m)             7,700,000
Time Warner
  10.25% Pay-in-Kind Preferred                                                     14,301 (c,m)            15,498,709
TransDigm
  Warrants                                                                         11,195                   1,533,671
Triangle Wire & Cable
  Common                                                                          548,889 (d,e)               548,889
Webcraft Technology
  Common                                                                           32,502 (d,e)                   325
Wireless One
  Common                                                                           25,000 (d)                 234,375
  Warrants                                                                         23,250                     162,750

---------------------------------------------------------------------------------------------------------------------
Total stocks and other
(Cost: $220,347,950)                                                                                     $216,814,390

---------------------------------------------------------------------------------------------------------------------

Short-term securities (3.8%)

---------------------------------------------------------------------------------------------------------------------

Issuer                                                  Annualized                 Amount                   Value (a)
                                                          yield on             payable at
                                                           date of               maturity
                                                          purchase

---------------------------------------------------------------------------------------------------------------------
U.S. government agency (0.1%)
Federal Home Loan Mtge Corp Disc Nt
  12-19-96                                                    5.27           $  2,300,000               $   2,293,627
  12-19-96                                                    5.30              2,400,000                   2,393,312
                                                                                                 --------------------
Total                                                                                                       4,686,939

---------------------------------------------------------------------------------------------------------------------
Commercial paper (3.2%)
BellSouth Telephone
  12-12-96                                                    5.30              3,900,000                   3,893,136
CAFCO
  12-03-96                                                    5.29              2,100,000 (h)               2,099,081
  12-18-96                                                    5.28              4,300,000 (h)               4,288,734
Gateway Fuel
  12-11-96                                                    5.27              6,600,000                   6,589,433
General Electric Capital
  12-02-96                                                    5.28              8,500,000                   8,497,521
Intel
  12-24-96                                                    5.31              2,100,000                   2,091,496
Merrill Lynch
  12-06-96                                                    5.55              7,500,000                   7,493,063
Met Life Funding
  12-06-96                                                    5.28              2,170,000                   2,164,946
  02-20-97                                                    5.37              6,247,000                   6,166,632
Mobil Australia Finance
  12-20-96                                                    5.27              3,700,000 (h)               3,689,208
Morgan Stanley
  01-24-97                                                    5.39              6,000,000                   5,948,338
Motorola
  12-09-96                                                    5.27                800,000                     798,952
  12-23-96                                                    5.29              5,400,000                   5,381,819
Sandoz
  12-18-96                                                    5.29              6,700,000                   6,682,412
UBS Finance
  12-02-96                                                    5.90             22,000,000                  21,992,789
USAA Capital
  12-02-96                                                    5.32              1,700,000                   1,699,501

                                                                                                 --------------------

Total                                                                                                      89,477,061

---------------------------------------------------------------------------------------------------------------------

Total short-term securities
(Cost: $94,173,002)                                                                                       $94,164,000

---------------------------------------------------------------------------------------------------------------------

Total investment in securities of unaffiliated issuers
(Cost: $2,688,776,454)                                                                                 $2,780,055,369

------------------------------------------------------------------------------------------------------------------------------------
Investment in securities of affiliated issuer (j)

Common stock (0.8%)

------------------------------------------------------------------------------------------------------------------------------------

Issuer                                                                             Shares                   Value (a)
Kash Karry Food Stores
  Common                                                                          822,430 (d)           $  21,280,376

------------------------------------------------------------------------------------------------------------------------------------

Total investment in securities of affiliated issuers
(Cost: $19,815,725)                                                                                       $21,280,376

------------------------------------------------------------------------------------------------------------------------------------

Total investment in securities
(Cost: $2,708,592,179)                                                                                 $2,801,335,745

------------------------------------------------------------------------------------------------------------------------------------

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on November 30, 1996.

(c)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Secruities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(d) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(e) Identifies issues considered to be illiquid (see Note 7 to the financial statements). Information concerning such security holdings at November 30, 1996.

Security                                     Acquisition                   Cost
                                                   dates
Adams Outdoor Advertising
  Sr Nts                          03-05-96 thru 09-17-96             15,464,125
American Telecasting              09-21-95 thru 02-02-96              6,996,044
Australias Holdings *
  (U.S. Dollar)
  Zero Coupon with Warrants                     10-29-96              7,513,380
Cable Systems
  (U.S. Dollar)                                 02-02-96              2,478,654
Caguas Humacas
  (U.S. Dollar)                                 02-02-96              9,823,639
Dade Intl
  Sr Sub Nts                                    04-30-96              5,850,000
ECM Funding                                     04-13-92              2,474,310
Geotek Communications
  Cv                                            03-04-96              4,630,000
Hat Brand Holdings
  Warrants                                      09-03-92                     --
  Zero Coupon 2002                              09-03-96              5,000,000
Healthsource *
  Cv                              06-28-96 thru 07-03-96              2,337,750
IFINT Diversified Holdings
  Common                                        08-18-94                 35,493
Molten Metal Technology *
  Cv Sub Nts                                    10-30-96              1,050,000
TransDigm
  Sr Secured Nts                  09-29-93 thru 04-24-96             12,722,817
  Warrants                        09-29-93 thru 04-24-96              1,027,809
Triangle Wire & Cable
  Common                                        01-13-92             13,000,117
Twin Laboratories *               05-02-96 thru 10-02-96             12,390,313
Webcraft Technology
  Common                                        12-22-86                 16,875
Winstar Communications            10-01-95 thru 02-01-96              4,971,878
                                  10-18-95 thru 02-01-96             10,565,242

* Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 1996.

(j) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the period ended Nov. 30, 1996 are:

                                     Beginning     Purchase          Sales            Ending    Dividend
Issuer                                    cost         cost           cost              cost      income

Kash Karry Food Stores             $19,815,725     $     --    $        --       $19,815,725    $     --
Envirodyne Inds                     11,146,875           --     11,146,875                --          --

Total                              $30,962,600     $     --    $11,146,875       $19,815,725    $     --


(k) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Nov. 30, 1996. Inverse floaters in the aggregate represent 0.5% of the Portfolio's net assets as of Nov. 30, 1996.

(l) Security is partially or fully on loan. See note 5 to the financial statements.

(m) Pay-in-kind securities are securities in which the issuer has the option to make interest payments in cash or in additional securities. These securities issued as interest, usually have the same terms, including maturity date, as the pay-in-kind securities.


(n) Presently negligible market value.

(o) At Nov. 30, 1996, the cost of securities purchased, including interest purchased, on a when-issued basis was $5,628,370.

(p) At Nov. 30, 1996, the cost of securities for federal income tax purpose was approximately $2,707,845,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                         $150,031,000
Unrealized depreciation                                          (56,540,000)
-------------------------------                ------------------------------
Net unrealized appreciation                                     $ 93,491,000

Board members and officers

Board members and officers of the Fund
-----------------------------------------------------------------
President and interested board member

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.
-----------------------------------------------------------------
Independent board members

H. Brewster Atwater Jr.
Former chairman and chief executive officer, General Mills, Inc.

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for
Public Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Melvin R. Laird
Senior counsellor for national and international affairs, The Readers's Digest Association, Inc.

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.
-----------------------------------------------------------------
Interested board members who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.
-----------------------------------------------------------------
Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice President of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.
-------------------------------------------------------------------
Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

PAGE
IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

 (icon of) cart of precious gems

IDS Discovery Fund

Invests  in  small-  and  medium-size,   growth-oriented  companies  emphasizing
technological innovation and productivity enhancement.
Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised  primarily of high-quality  corporate bonds and
other  highly  rated  debt  instruments   including  government  securities  and
short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

 IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone(R) phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630

AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Extra Income Fund
IDS Tower 10
Minneapolis, MN 55440-0010